CERTIFICATION
                                 -------------

     Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to the Institutional Class and Trust Class of Neuberger Berman Global Real Estate Fund, a series of the Registrant, do not differ from that contained in Post-Effective Amendment No. 127 ("Amendment No. 127") to the Registrant's Registration Statement and (b) that Amendment No. 127 was filed electronically.







Dated: September 7, 2007              By:  /s/ Claudia A. Brandon
                                           -----------------------------
                                           Claudia A. Brandon
                                           Secretary